Filed Pursuant to Rule 497(c)
                                      Registration Nos. 333-176976 and 811-22245



CHAPMAN AND CUTLER LLP                                    111 WEST MONROE STREET
                                                         CHICAGO, ILLINOIS 60603


                                December 5, 2017


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549


      Re:          First Trust Exchange-Traded Fund III
               (Registration Nos. 333-176976 and 811-22245)
             -------------------------------------------------

Ladies and Gentlemen:

      On behalf of First Trust Exchange-Traded Fund III (the "Registrant"), we are transmitting for electronic filing pursuant to Rule 497(c) under the Securities Act of 1933, as amended, the exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the form of Prospectus and Statement of Additional Information for the Registrant filed pursuant to Rule 497(c) on December 1, 2017. The Registration Statement relates to First Trust Horizon Managed Volatility Domestic ETF and First Trust Horizon Managed Volatility Developed International ETF, each a series of the Registrant.

      If you have any questions or comments, please telephone the undersigned at
(312) 845-3484.

                                              Very truly yours,

                                              CHAPMAN AND CUTLER LLP


                                              By: /s/ Morrison C. Warren
                                                  ---------------------------
                                                      Morrison C. Warren

Enclosures